VOLUMETRIC FUND, INC.
                                 A No-Load Fund
                   87 Violet Drive      Pearl River, NY 10965
                      914-623-7637         800-541-3863



Securities and Exchange Commission
450 Fifth Street
Washington, DC   20549

Attention:       1933 Act Filings

                 Rule 24f-2 Notice for Volumetric Fund Registration Statement No. 33-12703


Dear Sir or Madam:
                                                          February 24, 1997



     On April 30th, 1996, Post Effective Amendment No. 9 to the Registration Statement of Volumetric Fund, Inc. became effective by the SEC. The Amendment represents the Fund's election to register an indefinite number of shares for the fiscal year ended December 31, 1995, and thereafter, this Notice filed pursuant to Rule 24f-2, is for the fiscal year ended December 31, 1996.

     The following information is furnished:


                                               Shares        Dollar Amount
                                               ------        -------------
 (a) Total number of shares
     sold during fiscal year
     ended December 31, 1996
     in reliance upon registration
     under Rule 24f-2:                         62,518          $ 1,696,197


 (b) Less shares redeemed during
     fiscal year ended
     December 31, 1996:                       (69,452)          (1,154,932)
                                              --------         -----------
                                              ( 6,934)         $(  114,393)
                                              ========         ===========


                               CALCULATION OF FEE

Since the shares redeemed exceed the shares purchased, no registration fee is required. The opinion of counsel is enclosed.



                                               Very truly yours,

                                               /s/ Gabriel Gibs

                                                   Gabriel Gibs, President



Enclosures